Income taxes (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) for the year
Canadian	$ (7,013)	$ 3,440	$ (2,178)
Foreign	(12,628)	1,383	4,615
(Loss) Income for the year	(19,641)	4,823	2,437
Canadian federal and provincial income taxes at 27% (2017 - 27%; 2016 - 27%)	5,303	(1,302)	(658)
Permanent differences and other items	(330)	26	(335)
Foreign tax rate in foreign jurisdictions	(1,308)	85	656
Change in unrecognized deferred tax assets	(3,810)	294	9,397
Income tax expense	$ (145)	$ (897)	$ 9,060